Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security

Components of long-term debt including the associated interest rates and related fair values are as follows (in thousands, except interest rates):

	March 31, 2016		December 31, 2015		Stated Interest Rate
Issuance	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$925,000	$929,625	$925,000	$879,906	6.375%
2020 Notes	930,000	802,125	930,000	756,788	8.75%
2022 Notes	300,000	304,909	300,000	296,296	8.875%

Total	$2,155,000	$2,036,659	$2,155,000	$1,932,990	—

The following summarizes the financial instruments of the Company, measured at fair value on a recurring basis, based on the valuation approach applied to each class of security as of December 31, 2014 (in thousands):

	Fair Value Measurement at Reporting Date Using
	Balance at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents:
Money market funds	$1	$1	$—	$—
Restricted cash equivalents:
Money market funds	14,214	14,214	—	—

Total assets	$14,215	$14,215	$—	$—

Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values

Components of long-term debt including the associated interest rates and related fair values (in thousands, except interest rates):

Issuance	December 31, 2015		December 31, 2014		Stated Interest Rate
	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$925,000	$879,906	$925,000	$881,063	6.375%
2020 Notes	930,000	756,788	930,000	792,825	8.75%
2022 Notes	300,000	296,296	—	—	8.875%

Total	$2,155,000	$1,932,990	$1,855,000	$1,673,888	—